Note 14 - Income Taxes - Components of Recognized Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Net deferred income tax assets	$ 2,033	$ 5,145
Recognized in net income	(691)	(4,090)
Recognized on acquisition	0	(898)
Recognized directly to equity	1,342	1,876
Net deferred income tax assets		2,033
Deferred income tax asset (note 14)	2,128	2,931
Deferred tax liabilities	(786)	(898)
Net deferred income tax assets	1,342	2,033
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred income tax assets	388	474
Recognized in net income	120	(86)
Recognized on acquisition	0	0
Recognized directly to equity	508	0
Net deferred income tax assets		388
Loss carryforwards [member]
Statement Line Items [Line Items]
Net deferred income tax assets	338	4,166
Recognized in net income	(338)	(3,828)
Recognized on acquisition	0	0
Recognized directly to equity	0	0
Net deferred income tax assets		338
Share issue and financing costs [member]
Statement Line Items [Line Items]
Net deferred income tax assets	1,373	87
Recognized in net income	(464)	(590)
Recognized on acquisition	0	0
Recognized directly to equity	909	1,876
Net deferred income tax assets		1,373
Deposit commissions [member]
Statement Line Items [Line Items]
Net deferred income tax assets	(981)	(865)
Recognized in net income	(246)	(116)
Recognized on acquisition	0	0
Recognized directly to equity	(1,227)	0
Net deferred income tax assets		(981)
Intangible assets [member]
Statement Line Items [Line Items]
Net deferred income tax assets	(898)	0
Recognized in net income	112	0
Recognized on acquisition	0	(898)
Recognized directly to equity	(786)	0
Net deferred income tax assets		(898)
Deferred loan fees [member]
Statement Line Items [Line Items]
Net deferred income tax assets	757	526
Recognized in net income	(99)	231
Recognized on acquisition	0	0
Recognized directly to equity	658	0
Net deferred income tax assets		757
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred income tax assets	1,056	757
Recognized in net income	224	299
Recognized on acquisition	0	0
Recognized directly to equity	$ 1,280	0
Net deferred income tax assets		$ 1,056